Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Reserves

	Note	December 31	December 31
(in thousands)		2018	2017

Reserves

Share purchase warrants	19.1	$83,077	$83,077

Share purchase options	19.2	31,002	28,799

Restricted share units	19.3	5,970	5,178

Long-term investment revaluation reserve, net of tax	19.4	(112,156)	(40,047)

Total reserves		$7,893	$77,007

Summary of Share Purchase Warrants

The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options

The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2018	2017

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$26.25	Cdn$27.37

Expected dividend yield	1.73%	1.15%

Expected volatility	35%	36%

Risk-free interest rate	1.91%	0.94%

Expected option life, in years	2.5	2.5

Weighted average fair value per option granted	Cdn$5.49	Cdn$5.85

Number of options issued during the period	549,210	508,360

Total fair value of options issued (000’s)	$2,347	$2,236

Disclosure of Information About Options Outstanding and Exercisable

The following table summarizes information about the options outstanding and exercisable at December 31, 2018:

Exercise Price (Cdn$)	Exercisable Options	Non- Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$23.26	916,800	-	916,800	2.2 years

$24.11	4,220	4,220	8,440	3.6 years

$24.45¹	157,200	-	157,200	2.2 years

$25.48	809,150	-	809,150	1.2 years

$25.89¹	6,500	6,500	13,000	3.6 years

$26.07	713,000	-	713,000	0.2 years

$26.24	-	442,770	442,770	4.2 years

$27.51	203,200	203,200	406,400	3.2 years

$27.58¹	126,100	-	126,100	1.2 years

$27.60	910	910	1,820	3.4 years

$27.84¹	-	100,590	100,590	4.2 years

$27.96	-	1,690	1,690	4.4 years

$28.14¹	33,700	35,250	68,950	3.2 years

$29.86¹	-	2,190	2,190	4.4 years

$31.74¹	94,250	-	94,250	0.2 years

$34.86¹	13,000	-	13,000	0.6 years

$39.52	8,000	-	8,000	2.6 years

	3,086,030	797,320	3,883,350	1.5 years

1) US$ share purchase options converted to Cdn$ using the exchange rate of 1.3642, being the Cdn$/US$ exchange rate at December 31, 2018.

Disclosure of Share Purchase Options Reserve

A continuity schedule of the Company’s share purchase options reserve from January 1, 2017 to December 31, 2018 is presented below:

(in thousands)	Share Purchase Options Reserve

At January 1, 2017	$26,063

Recognition of fair value of share purchase options issued	3,037

Share purchase options exercised	(301)

At December 31, 2017	$28,799

Recognition of fair value of share purchase options issued	2,401

Share purchase options exercised	(198)

At December 31, 2018	$31,002

Disclosure of Outstanding Share Purchase Options

A continuity schedule of the Company’s outstanding share purchase options from January 1, 2017 to December 31, 2018 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2017	4,097,400	Cdn$27.36

Granted (fair value - $2 million or Cdn$5.85 per option)	508,360	27.37

Exercised	(70,600)	24.83

Forfeited	(6,500)	27.51

Expired	(296,400)	34.67

At December 31, 2017	4,232,260	Cdn$26.71

Granted (fair value - $2 million or Cdn$5.49 per option)	549,210	26.25

Exercised	(46,800)	24.28

Forfeited	(7,320)	29.24

Expired	(844,000)	32.70

At December 31, 2018	3,883,350	Cdn$25.71

Disclosure of Restricted Share Units Reserve

A continuity schedule of the Company’s restricted share units reserve from January 1, 2017 to December 31, 2018 is presented below:

(in thousands)	Restricted Share Units Reserve
At January 1, 2017	$3,669

Recognition of fair value of RSUs issued	2,014

Restricted share units released	(505)

At December 31, 2017	$5,178

Recognition of fair value of RSUs issued	3,031

Restricted share units released	(2,239)

At December 31, 2018	$5,970

Disclosure of Long Term Investment Revaluation Reserve

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2017 to December 31, 2018 is presented below:

(in thousands)	Note	Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2017		$(56,662)	$(846)	$(57,508)

Unrealized gain (loss) on LTIs [1]		18,552	(1,091)	17,461

At December 31, 2017		$(38,110)	$(1,937)	$(40,047)

Unrealized gain (loss) on LTIs [1]		(39,985)	(2,662)	(42,647)

Reallocate reserve to retained earnings upon disposal of LTIs [1]	16	(34,061)	4,599	(29,462)

At December 31, 2018		$(112,156)	$-	$(112,156)

  1)   LTIs refers to long-term investments in common shares held.